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March 22, 2018

U.S. Securities and Exchange Commission
Office of Transportation and Leisure
100 F Street N.E.
Washington, DC 20549
Attn: Laura Nicholson, Esq., Special Counsel
Re:	Castor Maritime Inc. Amendment No. 2 to Draft Registration Statement on Form F-4 Submitted February 6, 2018 CIK No. 0001720161

Dear Ms. Nicholson:

This letter sets forth the response of Castor Maritime Inc. (the "Company" or "Castor Maritime") to the comment letter dated March 5, 2018 (the "Comment Letter") of the staff (the "Staff") of the U.S. Securities and Exchange Commission (the "Commission") with respect to the Company's second amended draft registration statement on Form F-4 (SEC File No. 377-01811) (the "Registration Statement") confidentially submitted to the Commission on February 6, 2018 via EDGAR. The Company has today confidentially submitted via EDGAR this letter together with its third amended draft registration statement on Form F-4, which responds to the Staff's comments contained in the Comment Letter.
Capitalized terms used in this letter that are not otherwise defined herein have the meanings ascribed to them in the Registration Statement. The following numbered paragraphs correspond to the numbered paragraphs in the Comment Letter.
Risk Factors, page 7
An active and liquid market for our common shares may not develop or be sustained, page 19
1.
We note the risks described under the risk factor "[a]n active and liquid market for our common shares may not develop or be sustained." However, it does not appear that you have identified risks specific to the market for your shares. In that regard, we note that you are not proposing to conduct a concurrent underwritten offering, and that your shares are not listed on any public trading market. Please tailor this risk factor disclosure to address risks specific to your listing, such as how these factors could impact the volatility of your trading price.

In response to the Staff's comment, the Company has added risk factors specific to the expected market for our shares and which address the potential volatility of the trading price of our shares upon commencement of trading.
Security Ownership of Certain Beneficial Owners and Management, page 50
2.	Please update your beneficial ownership table.
In response to the Staff's comment, the Company has updated its beneficial ownership table.
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If you have any questions or comments concerning this letter, please feel free to contact the undersigned at (212) 574-1223, Robert Lustrin, Esq. at (212) 574-1420 or Evan Preponis, Esq. at (212) 574-1438.

Very truly yours,

SEWARD & KISSEL LLP

By:	/s/ Gary J. Wolfe
Gary J. Wolfe, Esq.

cc:   Aamira Chaudhry, Esq.

  Melissa Raminpour, Esq.
  John Dana Brown, Esq.